Summary of Significant Accounting Policies (Details)			12 Months Ended
	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage			49.00%		23.08%
Restricted cash			$ 179,421		$ 62,947
Short-term investments, maturity term			1 year	1 year
Maturity term			5 years	5 years
Share of loss			$ 40,776,023		10,857,670	$ 1,175,936
Research and development expense			1,599,728		817,770	155,216
Valuation allowance			$ 624,905		368,165
Tax benefit realized on examination			50.00%	50.00%
Income tax is payable by enterprises at a rate			25.00%	25.00%
Tax authorities term			5 years	5 years
Cash and cash equivalents and restricted cash from continuing operations			$ 91,627,041		$ 22,198,257	2,781,506	$ 607
Deposit insurance for deposits	$ 72,000	¥ 500,000
Pay compensation			$ 64,000	$ 500,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage			20.00%
VAT rate percentage			6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage			49.90%
VAT rate percentage			13.00%	13.00%
Taiding [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage			20.00%		20.00%
Jinda [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share of loss			$ 41,379		$ 46,659
Wenzhou Jinda Holding Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage			23.08%